UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:      March 31, 2011

Check here if Amendment |_|; Amendment Number:
                                                -----------------------

       This Amendment (Check only one.):  |_| is a restatement.
                                          |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Keane Capital Management, Inc.
Address;     3440 Torringdon Way, Suite 308
             Charlotte, North Carolina  28277

Form 13F File Number:   28-10739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Ted Slack
Title:      Controller & Chief Compliance Officer
Phone:      (704) 973-4022

Signature, Place, and Date of Signing:

  /S/ TED SLACK              Charlotte, North Carolina      May 10, 2011
  -----------------------    -------------------------      ------------
  Signature                  City, State                    Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:           None


Form 13F Information Table Entry Total:      61


Form 13F Information Table Value Total:      193,954
                                             (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

Keane Capital Management, Inc.
Form 13F Information Table
31-Mar-11

Column 1                             Column 2 Column 3  Column 4       Column 5       Column 6   Column 7           Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                     Title of           Value    SHS OR PRN SH/  PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
Name of Issuer                       Class      Cusip  (X$1000)      AMT    PRN  CALL DISCRETION MANAGERS     SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIED HEALTHCARE INTERNATIONAL ORD    COM    01923A109  2,182     859,227  SHS           Sole               859,227
ALLIED HEALTHCARE INTERNATIONAL ORD    COM    01923A109  3,773   1,485,322  SHS           Sole             1,485,322
AMEDISYS ORD                           COM    023436108  1,438      41,077  SHS           Sole                41,077
AMEDISYS ORD                           COM    023436108  2,412      68,923  SHS           Sole                68,923
AMERICAN EQUITY INV LIFE HLD ORD       COM    025676206  1,579     120,344  SHS           Sole               120,344
AMERICAN EQUITY INV LIFE HLD ORD       COM    025676206  2,729     208,035  SHS           Sole               208,035
APOLLO INVSTMNT ETF                    COM    03761U106  1,284     106,426  SHS           Sole               106,426
APOLLO INVSTMNT ETF                    COM    03761U106  2,154     178,574  SHS           Sole               178,574
ASSET ACCEPTANCE ORD                   COM    04543P100    385      71,674  SHS           Sole                71,674
ASSET ACCEPTANCE ORD                   COM    04543P100    663     123,381  SHS           Sole               123,381
AVIS BUDGET GROUP ORD                  COM    053774105  2,206     123,175  SHS           Sole               123,175
AVIS BUDGET GROUP ORD                  COM    053774105  3,814     212,928  SHS           Sole               212,928
AXT ORD                                COM    00246W103    700      97,653  SHS           Sole                97,653
AXT ORD                                COM    00246W103  1,210     168,809  SHS           Sole               168,809
BIOSCRIP ORD                           COM    09069N108  2,187     468,252  SHS           Sole               468,252
BIOSCRIP ORD                           COM    09069N108  3,780     809,456  SHS           Sole               809,456
BLUEGREEN ORD                          COM    096231105    707     171,925  SHS           Sole               171,925
BLUEGREEN ORD                          COM    096231105  1,190     289,548  SHS           Sole               289,548
BOISE ORD                              COM    09746Y105  1,138     124,287  SHS           Sole               124,287
BOISE ORD                              COM    09746Y105  1,910     208,543  SHS           Sole               208,543
BPZ RESOURCES ORD                      COM    055639108  1,327     250,428  SHS           Sole               250,428
BPZ RESOURCES ORD                      COM    055639108  2,294     432,909  SHS           Sole               432,909
CEC ENTERTAINMENT ORD                  COM    125137109  1,292      34,252  SHS           Sole                34,252
CEC ENTERTAINMENT ORD                  COM    125137109  2,234      59,210  SHS           Sole                59,210
CENVEO ORD                             COM    15670S105  2,533     387,942  SHS           Sole               387,942
CENVEO ORD                             COM    15670S105  4,379     670,626  SHS           Sole               670,626
CHINA ADVANCD CNTN MATRL GRP ORD       COM    169365103    739     212,242  SHS           Sole               212,242
CHINA ADVANCD CNTN MATRL GRP ORD       COM    169365103  1,239     356,123  SHS           Sole               356,123
CHINA CERAMICS ORD                     COM    G2113X100    946     153,300  SHS           Sole               153,300
CHINA CERAMICS ORD                     COM    G2113X100  1,610     260,987  SHS           Sole               260,987
CHINA INFORMATION TECHNOLOGY I         COM    16950L109    626     231,761  SHS           Sole               231,761
CHINA INFORMATION TECHNOLOGY I         COM    16950L109  1,082     400,639  SHS           Sole               400,639
CHINACAST EDUCATION ORD                COM    16946T109    531      84,489  SHS           Sole                84,489
CHINACAST EDUCATION ORD                COM    16946T109    915     145,511  SHS           Sole               145,511
CIBER ORD                              COM    17163B102    841     125,536  SHS           Sole               125,536
CIBER ORD                              COM    17163B102  1,454     216,997  SHS           Sole               216,997
DELTA APPAREL ORD                      COM    247368103    507      35,481  SHS           Sole                35,481
DELTA APPAREL ORD                      COM    247368103    854      59,739  SHS           Sole                59,739
DENNYS ORD                             COM    24869P104    545     134,340  SHS           Sole               134,340
DENNYS ORD                             COM    24869P104    918     226,020  SHS           Sole               226,020
DOLLAR FINANCIAL ORD                   COM    256664103  2,365     113,984  SHS           Sole               113,984
DOLLAR FINANCIAL ORD                   COM    256664103  4,089     197,042  SHS           Sole               197,042
EDGEWATER TECHNOLOGY ORD               COM    280358102  1,312     415,324  SHS           Sole               415,324
EDGEWATER TECHNOLOGY ORD               COM    280358102  2,263     716,090  SHS           Sole               716,090
ENCORE CAPITAL GROUP ORD               COM    292554102  1,404      59,311  SHS           Sole                59,311
ENCORE CAPITAL GROUP ORD               COM    292554102  2,427     102,528  SHS           Sole               102,528
FSI INTERNATIONAL ORD                  COM    302633102    681     155,380  SHS           Sole               155,380
FSI INTERNATIONAL ORD                  COM    302633102  1,176     268,602  SHS           Sole               268,602
GEOKINETICS ORD                        COM    372910307  1,046     123,842  SHS           Sole               123,842
GEOKINETICS ORD                        COM    372910307  1,809     214,073  SHS           Sole               214,073
HUDSON HIGHLAND GROUP ORD              COM    443792106    727     111,782  SHS           Sole               111,782
HUDSON HIGHLAND GROUP ORD              COM    443792106  1,219     187,559  SHS           Sole               187,559
IMPERIAL HOLDINGS - LLC                COM    452834104  1,860     183,239  SHS           Sole               183,239
IMPERIAL HOLDINGS - LLC                COM    452834104  3,215     316,761  SHS           Sole               316,761
INTEGRAMED AMERICA ORD                 COM    45810N302  1,552     150,427  SHS           Sole               150,427
INTEGRAMED AMERICA ORD                 COM    45810N302  2,671     258,839  SHS           Sole               258,839
KEYNOTE SYSTEMS ORD                    COM    493308100    433      23,342  SHS           Sole                23,342
KEYNOTE SYSTEMS ORD                    COM    493308100    744      40,104  SHS           Sole                40,104
KINGOLD JEWELRY INC                    COM    49579A204    322     131,472  SHS           Sole               131,472
KINGOLD JEWELRY INC                    COM    49579A204    540     220,600  SHS           Sole               220,600
KINGTONE WIRELESSINFO ADR REP 1 ORD    COM    496880105     41      19,730  SHS           Sole                19,730
KINGTONE WIRELESSINFO ADR REP 1 ORD    COM    496880105     70      34,170  SHS           Sole                34,170
KIT DIGITAL ORD                        COM    482470200    745      61,881  SHS           Sole                61,881
KIT DIGITAL ORD                        COM    482470200  1,308     108,664  SHS           Sole               108,664
KKR FINANCIAL HOLDINGS ORD             COM    48248A306  1,884     192,401  SHS           Sole               192,401
KKR FINANCIAL HOLDINGS ORD             COM    48248A306  3,256     332,599  SHS           Sole               332,599
KRATOS DEFENSE AND SECURITY SOLS ORD   COM    50077B207    929      65,349  SHS           Sole                65,349
KRATOS DEFENSE AND SECURITY SOLS ORD   COM    50077B207  1,559     109,651  SHS           Sole               109,651
KRONOS WORLDWIDE ORD                   COM    50105F105  1,958      33,498  SHS           Sole                33,498
KRONOS WORLDWIDE ORD                   COM    50105F105  3,385      57,907  SHS           Sole                57,907
LIHUA INTERNATIONAL ORD                COM    532352101  1,421     161,886  SHS           Sole               161,886
LIHUA INTERNATIONAL ORD                COM    532352101  2,456     279,674  SHS           Sole               279,674
LO JACK ORD                            COM    539451104    743     158,369  SHS           Sole               158,369
LO JACK ORD                            COM    539451104  1,246     265,730  SHS           Sole               265,730
MATTSON TECHNOLOGY ORD                 COM    577223100    669     274,158  SHS           Sole               274,158
MATTSON TECHNOLOGY ORD                 COM    577223100  1,156     473,929  SHS           Sole               473,929
MINDSPEED TECHNOLOGIES ORD             COM    602682205  1,049     123,943  SHS           Sole               123,943
MINDSPEED TECHNOLOGIES ORD             COM    602682205  1,813     214,257  SHS           Sole               214,257
MINES MANAGEMENT ORD                   COM    603432105    511     177,377  SHS           Sole               177,377
MINES MANAGEMENT ORD                   COM    603432105    857     297,623  SHS           Sole               297,623
NORTH AMERICAN ENERGY PARTNERS ORD     COM    656844107  1,681     136,308  SHS           Sole               136,308
NORTH AMERICAN ENERGY PARTNERS ORD     COM    656844107  2,905     235,632  SHS           Sole               235,632
OLIN ORD                               COM    680665205  1,969      85,888  SHS           Sole                85,888
OLIN ORD                               COM    680665205  3,303     144,112  SHS           Sole               144,112
PACER INTERNATIONAL ORD                COM    69373H106  1,791     341,235  SHS           Sole               341,235
PACER INTERNATIONAL ORD                COM    69373H106  3,097     589,885  SHS           Sole               589,885
PANTRY ORD                             COM    698657103  1,726     116,385  SHS           Sole               116,385
PANTRY ORD                             COM    698657103  2,984     201,193  SHS           Sole               201,193
PARKER DRILLING ORD                    COM    701081101  2,572     372,226  SHS           Sole               372,226
PARKER DRILLING ORD                    COM    701081101  4,446     643,456  SHS           Sole               643,456
PENNANTPARK INVESTMENT ORD             COM    708062104  1,271     106,626  SHS           Sole               106,626
PENNANTPARK INVESTMENT ORD             COM    708062104  2,197     184,321  SHS           Sole               184,321
PRGX GLOBAL INC                        COM    69357C503  1,472     242,461  SHS           Sole               242,461
PRGX GLOBAL INC                        COM    69357C503  2,543     418,988  SHS           Sole               418,988
PROVIDENCE SERVICE ORD                 COM    743815102  1,771     118,209  SHS           Sole               118,209
PROVIDENCE SERVICE ORD                 COM    743815102  3,021     201,660  SHS           Sole               201,660
QUATERRA RESOURCES ORD                 COM    747952109  1,425     853,397  SHS           Sole               853,397
QUATERRA RESOURCES ORD                 COM    747952109  2,464   1,475,245  SHS           Sole             1,475,245
RADISYS ORD                            COM    750459109    312      36,025  SHS           Sole                36,025
RADISYS ORD                            COM    750459109    539      62,276  SHS           Sole                62,276
RICKS CABARET INTERNATIONAL ORD        COM    765641303  1,635     149,955  SHS           Sole               149,955
RICKS CABARET INTERNATIONAL ORD        COM    765641303  2,826     259,222  SHS           Sole               259,222
SINOHUB ORD                            COM    82935L101    230     121,440  SHS           Sole               121,440
SINOHUB ORD                            COM    82935L101    388     205,160  SHS           Sole               205,160
STAMPS.COM ORD                         COM    852857200    851      63,769  SHS           Sole                63,769
STAMPS.COM ORD                         COM    852857200  1,434     107,398  SHS           Sole               107,398
SUSSER HOLDINGS ORD                    COM    869233106    416      31,758  SHS           Sole                31,758
SUSSER HOLDINGS ORD                    COM    869233106    698      53,288  SHS           Sole                53,288
TECUMSEH PRODUCTS CL A ORD             COM    878895200    637      63,566  SHS           Sole                63,566
TECUMSEH PRODUCTS CL A ORD             COM    878895200  1,101     109,879  SHS           Sole               109,879
WESTELL TECHNOLOGIES CL A ORD          COM    957541105    731     208,893  SHS           Sole               208,893
WESTELL TECHNOLOGIES CL A ORD          COM    957541105  1,264     361,107  SHS           Sole               361,107
WET SEAL CL A ORD                      COM    961840105  2,687     627,772  SHS           Sole               627,772
WET SEAL CL A ORD                      COM    961840105  4,645   1,085,212  SHS           Sole             1,085,212
YONGYE INTERNATIONAL INC               COM    98607B106  1,066     173,868  SHS           Sole               173,868
YONGYE INTERNATIONAL INC               COM    98607B106  1,826     297,832  SHS           Sole               297,832
YUHE INTERNATIONAL ORD                 COM    988432100  1,425     214,025  SHS           Sole               214,025
YUHE INTERNATIONAL ORD                 COM    988432100  2,464     369,975  SHS           Sole               369,975
ZOOM TECHNOLOGIES ORD                  COM    98976E301     33       9,893  SHS           Sole                 9,893
ZOOM TECHNOLOGIES ORD                  COM    98976E301     55      16,738  SHS           Sole                16,738
ZST DIGITAL NETWORKS ORD               COM    98878T208    307      52,281  SHS           Sole                52,281
ZST DIGITAL NETWORKS ORD               COM    98878T208    528      89,980  SHS           Sole                89,980